RSU Activity Under 2007 Incentive Plan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number shares
Unvested at beginning of period	793,750
Granted	450,000
Vested	(218,122)
Forfeited	(359,063)
Unvested at end of period	666,565	793,750
Weighted Average Grant-Date Fair Value
Granted	$ 1.10	$ 6.26	$ 8.00
Incentive Plan 2007
Number shares
Unvested at beginning of period	2,364,259
Granted
Vested	(827,613)
Forfeited	(1,100,523)
Unvested at end of period	436,124
Weighted Average Grant-Date Fair Value
Unvested at beginning of period	$ 0.96
Granted	$ 0
Vested	$ 1.04
Forfeited	$ 0.91
Unvested at end of period	$ 0.94
Incentive Plan 2007 | Restricted Stock Units (RSUs)
Weighted Average Grant-Date Fair Value
Unvested at beginning of period	$ 5.30
Granted	$ 1.10
Vested	$ 5.10
Forfeited	$ 5.46
Unvested at end of period	$ 2.45
Aggregate intrinsic value
Unvested	$ 777,875
Vested	$ 241,553
Unvested	$ 673,231